Derivatives - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Rate Swaps | Fair Value Hedges | Contra interest expense
Income Statement Location and Income (Expense)
Effectiveness		$ 4,885	$ 5,395
Ineffectiveness		421	3
Interest Rate Swaps | Fair Value Hedges | Other income
Income Statement Location and Income (Expense)
Effectiveness	$ 1,646
Ineffectiveness	232
Foreign Currency Forward Contracts | Designated Hedges | Service Revenue
Income Statement Location and Income (Expense)
Realized gains (losses)	$ 244	$ 701	1,011
Foreign Currency Forward Contracts | Designated Hedges | Product Revenue
Income Statement Location and Income (Expense)
Realized gains (losses)			$ (1,498)